VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

February 28, 2022

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B

Post-Effective Amendment No. 57 to Registration Statement on Form N-4

Prospectus Title:  Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

File Nos.:  033-75996* and 811-02512

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the "Company") and its Variable Annuity Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No.57 to the Registration Statement on Form N-4.

The purpose of this filing is to:

•     Comply with the Securities and Exchange Commission’s requirement that all insurance company separate accounts that are registered as unit investment trusts and that currently offer variable annuity contracts with effective registration statements comply with recently adopted amendments to Form N-4;

•     Demonstrate compliance with and reliance upon Rule 498A;

•     Update and amend the fees associated with certain loans issued on or after May 1, 2022; and

•     Make certain nonmaterial changes to the prospectus in order to clarify disclosure.

Please note that information within brackets will be finalized, and the brackets removed, in the subsequent 485(b) filing to incorporate any comments that you may have.

It is proposed that this Registration Statement become effective on May 1, 2022. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments into an early-April post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include the requisite Tandy representations, financial statements, exhibits and other required and updated disclosures.

A courtesy copy of this Registration Statement filing is being sent to you under separate cover.

If you have any questions, please call me at (860) 580-1631.

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*   Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement Nos. 002-52448 and 033-88722 and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

U.S. Securities and Exchange Commission

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

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